Other operating income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income [Abstract]
Capital gain, net	$ 43.9	$ 10.9	$ 42.7
Sundry	2.7	3.5	6.2
Total other operating income	$ 46.6	$ 14.4	$ 48.9